FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 93.3% (a)
COMMERCIAL SERVICES SECTOR - 3.4%
	Advertising/Marketing Services - 3.4%
2,100,000	Omnicom Group Inc.	$172,095,000
CONSUMER DURABLES SECTOR - 1.8%
	Tools & Hardware - 1.8%
650,000	Stanley Black & Decker Inc.	93,996,500
CONSUMER NON-DURABLES SECTOR - 9.9%
	Beverages: Non-Alcoholic - 3.1%
1,195,000	PepsiCo Inc.	156,700,350
	Food: Major Diversified - 3.3%
1,615,000	Nestlé S.A. - SP-ADR	166,991,000
	Household/Personal Care - 3.5%
2,925,000	Unilever PLC - SP-ADR	181,262,250
CONSUMER SERVICES SECTOR - 7.6%
	Broadcasting - 2.4%
1,550,000	Fox Corp. - Cl A	56,792,000
1,858,333	Fox Corp. - Cl B	67,884,904
		124,676,904
	Other Consumer Services - 5.2%
33,722	Booking Holdings Inc. *	63,218,971
5,090,000	eBay Inc.	201,055,000
		264,273,971
DISTRIBUTION SERVICES SECTOR - 1.6%
	Wholesale Distributors - 1.6%
2,030,000	HD Supply Holdings Inc. *	81,768,400
ELECTRONIC TECHNOLOGY SECTOR - 2.5%
	Electronic Components - 2.5%
1,325,000	TE Connectivity Ltd.	126,908,500
FINANCE SECTOR - 16.1%
	Investment Managers - 1.3%
1,930,000	Franklin Resources Inc.	67,164,000
	Major Banks - 6.4%
2,825,000	Bank of New York Mellon Corp.	124,723,750
1,820,000	JPMorgan Chase & Co.	203,476,000
		328,199,750
	Multi-Line Insurance - 5.2%
1,240,000	Berkshire Hathaway Inc. - Cl B *	264,330,800
	Property/Casualty Insurance - 3.2%
1,110,000	Chubb Ltd.	163,491,900
HEALTH SERVICES SECTOR - 8.0%
	Health Industry Services - 3.6%
1,800,000	Quest Diagnostics Inc.	183,258,000
	Managed Health Care - 4.4%
915,000	UnitedHealth Group Inc.	223,269,150
HEALTH TECHNOLOGY SECTOR - 3.0%
	Medical Specialties - 3.0%
3,490,000	Smith & Nephew PLC - SP-ADR	151,954,600
INDUSTRIAL SERVICES SECTOR - 2.4%
	Oilfield Services/Equipment - 2.4%
3,055,000	Schlumberger Ltd.	121,405,700

PROCESS INDUSTRIES SECTOR - 5.1%
	Chemicals: Agricultural - 2.7%
2,600,000	Nutrien Ltd.	138,996,000
	Industrial Specialties - 2.4%
1,060,000	PPG Industries Inc.	123,712,600
PRODUCER MANUFACTURING SECTOR - 11.3%
	Building Products - 4.0%
5,165,000	Masco Corp.	202,674,600
	Industrial Conglomerates - 4.9%
1,440,000	Honeywell International Inc.	251,409,600
	Trucks/Construction/Farm Machinery - 2.4%
1,690,000	PACCAR Inc.	121,105,400
RETAIL TRADE SECTOR - 11.3%
	Apparel/Footwear Retail - 3.1%
3,050,000	The TJX Companies Inc.	161,284,000
	Discount Stores - 8.2%
1,660,000	Dollar General Corp.	224,365,600
1,830,000	Dollar Tree Inc. *	196,523,700
		420,889,300
TECHNOLOGY SERVICES SECTOR - 6.4%
	Information Technology Services - 6.4%
885,000	Accenture PLC	163,521,450
2,265,000	Cerner Corp.	166,024,500
		329,545,950
TRANSPORTATION SECTOR - 2.9%
	Air Freight/Couriers - 2.9%
1,930,000	Expeditors International of Washington Inc.	146,409,800
	Total common stocks (cost $3,149,479,953)	4,767,774,025

Principal Amount
SHORT-TERM INVESTMENTS - 6.7% (a)
	Bank Deposit Account - 6.7%
$340,935,638	U.S. Bank N.A., 2.30% ^	340,935,638
	Total bank deposit account (cost $340,935,638)	340,935,638
	Total investments - 100.0% (cost $3,490,415,591)	5,108,709,663

	Other assets, less liabilities - 0.0% (a)	3,335,543
	TOTAL NET ASSETS - 100.0%	$5,112,045,206

*	Non-income producing security.
^	The rate shown is as of June 30, 2019.
(a)	Percentages for the various classifications relate to total net assets.

PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2019, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$ 4,767,774,025
Level 1 – Short-Term Bank Deposit Account	340,935,638
Total Level 1	5,108,709,663
Level 2 -	---
Level 3 -	---
Total Assets	5,108,709,663
Total	$ 5,108,709,663

See the Schedule of Investments for investments detailed by industry classifications.